FAIR VALUE GAINS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair Value [Line Items]
Commercial properties	$ 1,246	$ 549
Financial instruments and other	1,220	705	$ 151
Total fair value gains, net	2,466	1,254	692
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	784	347	290
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ 462	$ 202	$ 251